Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
December 31, 2021	$ 244,032
December 31, 2022	168,881
December 31, 2023	112,889
December 31, 2024	39,770
Thereafter	12,933
Total minimum lease revenue, net of address commissions	$ 578,505